Newbuildings (Details) - Newbuildings [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement in Newbuildings [Roll Forward]
Opening balance	$ 0.0	$ 0.0
Additions	0.0	0.0
Capitalized interest and loan related costs	0.0	0.0
Re-classified as Drilling Rigs	0.0	0.0
Closing balance	$ 0.0	$ 0.0